Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (24,627,666)	$ (3,373,977)	¥ (126,630,648)	¥ (7,789,861)